UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2023
Limited-Term Bond Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Limited-Term Bond Portfolio
HIGHLIGHTS
The Limited-Term Bond Portfolio outperformed its benchmark and lagged its Lipper peer group average over the 12-month period ended December 31, 2023.
Yields on investment-grade corporate bonds and securitized credits followed Treasury yields lower late in the period, bringing total returns across spread sectors into positive territory.
Our allocation to corporate bonds ended the period modestly higher after credit spreads widened from the intra-period tight levels seen in the summer, opening opportunities to add to high-conviction names at what we viewed as attractive valuations.
While rate and spread volatility could oscillate and persist as additional economic data adjust the forecast and timing for cuts, we agree that cuts are the most logical next step should macroeconomic data continue to cool.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Limited-Term Bond Portfolio
Market Commentary

Dear Investor
Global stock and bond indexes were broadly positive during
2023 as most economies managed to avoid the recession
that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial
intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling
interest rates.
For the 12-month period, the technology-oriented Nasdaq
Composite Index rose about 43%, reaching a record
high and producing the strongest result of the major
benchmarks. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
markets counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer
discretionary sectors were all lifted by the tech rally and
recorded significant gains. A small group of tech-oriented
mega-cap companies helped drive much of the market’s
advance. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and
the energy sector also lost ground amid declining oil prices.
The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-
performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 4.9% in the third quarter, the highest since
the end of 2021. Corporate fundamentals were also broadly
supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the
third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a
sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged
by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50%
in July, the highest level since March 2001, and at its final meeting of the year in December, the central bank indicated
that there could be three 25-basis-point rate cuts in 2024.
The yield of the benchmark 10-year U.S. Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling back to 3.88% by period-end, the same
level where it started the year, amid cooler-than-expected
inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields.
Investment-grade and high yield corporate bonds produced
solid returns, supported by the higher coupons that have
become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Limited-Term Bond Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks a high level of income consistent with
moderate fluctuations in principal value.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Limited-Term Bond Portfolio returned 4.94% in the
12-month period ended December 31, 2023, outperforming its
benchmark, the Bloomberg 1–3 Year U.S. Government/Credit
Bond Index, and underperforming its Lipper peer group
average. (Returns for the II Class will vary, reflecting its different fee structure. Past performance cannot guarantee
future results. )
What factors influenced the fund’s performance?
Shifts in market expectations for monetary policy contributed to notable volatility in Treasury yields over the reporting
period. The two-year Treasury note yield began the period at
4.41% and reached 5.19% by October before ending the period
at 4.23% as the Fed signaled the end of its most aggressive rate hike campaign since the 1980s.
Treasury yields fell sharply in the final two months of 2023 and ended the period lower across most key rates. During the rally, Treasury bill yields decreased even though the Federal
Open Market Committee (FOMC) elected to keep the fed
funds target rate unchanged at its November and December
meetings. Intermediate- and long-term U.S. Treasury yields fell more significantly as inflation continued to show signs of
waning.
Yields on investment-grade corporate bonds and securitized
credits followed Treasury yields lower late in the period,
bringing total returns across spread sectors into positive
territory. Risk sentiment improved during the rally, and
corporate bonds and securitized sectors outpaced Treasuries
on a total return basis for the year. Among spread sectors,
corporate bonds were notable outperformers in terms of total and excess return, as yields fell and credit spreads tightened.
Securitized sectors—asset-backed securities (ABS),
commercial mortgage-backed securities (CMBS), and
residential mortgage-backed securities (RMBS)—also
generated positive total and excess returns. (Credit spreads are a measure of the additional yield offered by bonds that have credit risk compared with U.S. Treasuries with similar
maturities.)
Sector allocation aided relative performance. An out-of-
benchmark allocation to RMBS contributed, as the interest
rate-sensitive sector benefited from the rally in Treasury yields seen late in the year. An out-of-benchmark allocation to ABS was also constructive, as the shorter-duration sector performed well during periods of rising Treasury yields.
An overweight to investment-grade corporate bonds and a
corresponding underweight to U.S. Treasuries helped relative performance amid periods of limited new supply, some
encouraging corporate earnings reports, and improved risk
sentiment late in the period. Security selection within
investment-grade corporate bonds was also beneficial.
Interest rate management detracted in aggregate, dragged
lower by average duration positioning. While the portfolio’s duration ended the period slightly lower than where it began, duration ticked upward through the first half of the period. As a result of this upward trend, the portfolio’s profile was slightly long relative to the benchmark, which hindered relative
performance as Treasury yields rose during much of the
trailing one-year period. However, specific positioning across the curve aided relative performance as our preference to hold longer maturities was beneficial in a period that realized
greater volatility in front-end rates.
In addition, while we are primarily a cash bond manager, we
occasionally employ the limited use of derivatives in our
strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps.
During the reporting period, our use of Treasury futures
detracted from absolute performance.
How is the fund positioned?
Relative to the benchmark, we continued to underweight U.S.
Treasuries, while aiming to add high-quality yield by
overweighting spread sectors and selectively taking out-of-
benchmark positions in higher-yielding securitized debt. For a short-term bond portfolio, our research shows yield plays a
greater role than price appreciation in generating excess
returns. By utilizing an expanded toolkit that includes
corporate bonds and securitized issues, we believe the
portfolio can provide diversified sources of yield and income over a market cycle.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Limited-Term Bond Portfolio 3.59% 4.94%
Limited-Term Bond Portfolio–II 3.47 4.69
Bloomberg 1–3 Year
U.S. Government/Credit Bond Index 3.44 4.61
Lipper Variable Annuity Underlying
Short Investment Grade Debt Funds
Average 3.67 5.20

T. ROWE PRICE Limited-Term Bond Portfolio

Investment-grade corporate debt continued to represent our
largest absolute and relative position. BBB rated bonds
remained a significant allocation and continued to be
concentrated in shorter maturities. Our research analysts
believe these bonds are often mispriced and represent
attractive relative value. Our allocation to corporate bonds ended the period modestly higher after credit spreads widened from the intra-period tight levels seen in the summer, opening opportunities to add to high-conviction names at what we
viewed as attractive valuations.
Our allocation to Treasuries declined slightly as we added
corporate bonds. However, liquidity remained elevated relative to history, and we are positioned to be liquidity providers
should future bouts of spread volatility create opportunities.
We continued to hold out-of-benchmark positions in ABS,
CMBS, and RMBS to provide diversified sources of what we
believe to be high-quality yield. However, our allocations to
RMBS and CMBS declined, and the portfolio's risk level, as
measured by option-adjusted spread duration, decreased
modestly as a result. During the year, we sold a portion of our
RMBS allocation after a period of strength. We also allowed
our CMBS allocation to come down organically as securities
matured, partly in response to mounting commercial real
estate pressures. Conversely, our allocation to the ABS sector ended the period slightly higher. As corporate credit spreads reached intra-period tight levels over the summer, we focused additions in ABS.
CREDIT QUALITY DIVERSIFICATION
... Percent of Net Assets
6/30/23 12/31/23
Quality Rating
U.S. Government Agency
Securities* 5% 6%
U.S. Treasury** 21  19
AAA 12  13
AA 11  11
A 24  23
BBB 26  27
BB and Below 0 0
Reserves 1  1
Total 100% 100%
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are
converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency. Securities that have not been rated by any rating agency totaled 0.23% of the portfolio at the end of the reporting period.
* U.S. government agency securities include GNMA securities and conventional pass-throughs, collateralized mortgage obligations, and project loans. U.S. government agency securities, unlike
Treasuries, are not issued directly by the U.S. government and are generally unrated but have credit support from the U.S. Treasury
(in the case of Freddie Mac and Fannie Mae issues) or a direct government guarantee (in the case of Ginnie Mae issues).
** U.S. Treasury securities are issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. The ratings of U.S. Treasury securities are derived from the ratings on the U.S. government.

T. ROWE PRICE Limited-Term Bond Portfolio

What is portfolio management’s outlook?
As the FOMC’s preferred measure of inflation continued to
decelerate with U.S. growth simultaneously remaining resilient, market sentiment began to price in a Goldilocks scenario with a possibility that the Fed could be able to orchestrate a soft landing. With this backdrop in mind, front-end rates have
likely seen a peak for this cycle, but we are well positioned to capitalize on elevated yield opportunities with rate inversion still persistent across the curve, in our view.
While rate and spread volatility could oscillate and persist as additional economic data adjust the forecast and timing for
cuts, we agree that cuts are the most logical next step should macroeconomic data continue to cool. However, we
acknowledge that the path to sustainable lower inflation could get bumpier if the trend of economic data deviates from
current market expectations.
In the current environment, active management can play an
even more instrumental role in achieving investor objectives.
Our continued goal is to provide high-quality, consistent yield and income appropriate for a short-term bond strategy with
modest credit and duration risk. Using the breadth and depth of our global research platform, we will look to selectively add to high-conviction positions as volatility creates attractive entry points.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Limited-Term Bond Portfolio

Risks of Investing in Fixed Income Securities
The value of the fund’s investments may decrease, sometimes
rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. The prices of, and the income generated by, debt
instruments held by the fund may be affected by changes in
interest rates. The fund is subject to prepayment risks because the principal on mortgage-backed securities, asset-backed
securities, or any debt instrument with an embedded call
option may be prepaid at any time, which could reduce the
security’s yield and market value. An issuer of a debt
instrument could suffer an adverse change in financial
condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg 1–3 Year U.S. Government/
Credit Bond Index are service marks of Bloomberg Finance
L.P. and its affiliates, including Bloomberg Index Services
Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain
purposes by T. Rowe Price. Bloomberg is not affiliated with
T. Rowe Price, and Bloomberg does not approve, endorse,
review, or recommend its products. Bloomberg does not
guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2024, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers (“Content
Providers”) do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
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from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Limited-Term Bond Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.
LIMITED-TERM BOND PORTFOLIO
Note: Performance for the II Class shares will vary due to their differing fee structure. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and (2)
ongoing costs, including management fees, distribution and service (12b-
1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and the II Class. The II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Limited-Term Bond Portfolio 4.94% 1.86% 1.38%
Limited-Term Bond Portfolio–II 4.69 1.60 1.13
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Total returns do not include charges imposed by your insurance company’s separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.

T. ROWE PRICE Limited-Term Bond Portfolio

LIMITED-TERM BOND PORTFOLIO
Beginning
Account
Value
7/1/23
Ending
Account
Value
12/31/23
Expenses
Paid During
Period*
7/1/23 to
12/31/23
Limited-Term Bond Portfolio
Actual $1,000.00 $1,035.90 $2.57
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.68   2.55
Limited-Term Bond Portfolio–II
Actual   1,000.00   1,034.70   3.85
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.42   3.82
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
The annualized expense ratio of the
1
Limited-Term Bond Portfolio was
0.50% and the
2
Limited-Term Bond Portfolio–II was 0.75%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Limited-Term Bond Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 4.59 $ 4.91 $ 5.00 $ 4.87 $ 4.78
Investment activities
Net investment income
(1)(2)
0.15 0.09 0.07 0.10 0.11
Net realized and unrealized gain/loss 0.07 (0.31) (0.06) 0.13 0.10
Total from investment activities 0.22 (0.22) 0.01 0.23 0.21
Distributions
Net investment income (0.15) (0.09) (0.07) (0.10) (0.12)
Net realized gain – (0.01) (0.03) – –
Total distributions (0.15) (0.10) (0.10) (0.10) (0.12)
NET ASSET VALUE
End of period $ 4.66 $ 4.59 $ 4.91 $ 5.00 $ 4.87
Ratios/Supplemental Data
Total return
(2)(3)
4.94% (4.52)% 0.13% 4.71% 4.35%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.70% 0.70% 0.70% 0.70% 0.70%
Net expenses after waivers/payments by Price
Associates 0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 3.32% 1.93% 1.31% 2.04% 2.37%
Portfolio turnover rate 72.5% 86.3% 64.3% 70.4% 61.1%
Net assets, end of period (in thousands) $ 168,464 $ 161,043 $ 171,166 $ 139,173 $ 455,521
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Limited-Term Bond Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio-II Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 4.57 $ 4.89 $ 4.98 $ 4.85 $ 4.76
Investment activities
Net investment income
(1)(2)
0.14 0.08 0.05 0.08 0.10
Net realized and unrealized gain/loss 0.07 (0.31) (0.06) 0.13 0.09
Total from investment activities 0.21 (0.23) (0.01) 0.21 0.19
Distributions
Net investment income (0.14) (0.08) (0.05) (0.08) (0.10)
Net realized gain – (0.01) (0.03) – –
Total distributions (0.14) (0.09) (0.08) (0.08) (0.10)
NET ASSET VALUE
End of period $ 4.64 $ 4.57 $ 4.89 $ 4.98 $ 4.85
Ratios/Supplemental Data
Total return
(2)(3)
4.69% (4.78)% (0.13)% 4.46% 4.10%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.95% 0.95% 0.95% 0.95% 0.95%
Net expenses after waivers/payments by Price
Associates 0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 3.07% 1.69% 1.06% 1.68% 2.11%
Portfolio turnover rate 72.5% 86.3% 64.3% 70.4% 61.1%
Net assets, end of period (in thousands) $ 17,039 $ 17,217 $ 18,786 $ 15,503 $ 16,613
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Limited-Term Bond Portfolio
December 31, 2023

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 14.9%
Car Loan 6.6%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34  (1) 42 42
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34  (1) 78 79
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  161 160
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  415 406
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  115 111
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  190 181
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 107
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 217
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 393
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25  (1) 130 130
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25  (1) 475 469
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 415 408
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26  (1) 340 325
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 139
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 264
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 175
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 101
CarMax Auto Owner Trust
Series 2023-4, Class B
6.39%, 5/15/29  135 140
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  135 139
Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 170
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28  (1) 64 62
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30  (1) 360 361
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30  (1) 300 307
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  305 299
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 139
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  450 453
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  465 458
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  100 99
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  70 71
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  135 137
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31  (1) 210 202
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 145 135
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 408
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28  (1) 115 115
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28  (1) 135 134
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  615 611
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  270 270
GM Financial Consumer Automobile
Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  105 102

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 40
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  175 171
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28  (1) 39 38
Navistar Financial Dealer Note Master
Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28  (1) 175 177
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 54 53
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32  (1) 91 90
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33  (1) 250 251
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33  (1) 250 250
Santander Consumer Auto Receivables
Trust
Series 2020-BA, Class C
1.29%, 4/15/26  (1) 73 73
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  255 241
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 351
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  330 325
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26  (1) 430 426
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25  (1) 185 181
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26  (1) 155 152
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27  (1) 75 74
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32  (1) 250 251
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  295 292
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 146
Par/Shares $ Value
(Amounts in 000s)
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  47 46
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  160 157
12,304
Other Asset-Backed Securities 7.6%
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28  (1) 280 281
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.715%, 4/15/34  (1) 250 249
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33  (1) 80 76
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.755%, 7/15/33  (1) 290 290
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.705%, 7/15/33  (1) 250 250
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29  (1) 100 102
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28  (1) 185 188
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48  (1) 90 88
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.764%, 7/17/34  (1) 250 249
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 34 33
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34  (1) 188 179
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35  (1) 49 45
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38  (1) 130 133
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38  (1) 111 114
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37  (1) 500 467
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37  (1) 315 292
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47  (1) 117 112

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48  (1) 104 97
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 242 231
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50  (1) 233 204
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34  (1) 65 62
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38  (1) 347 350
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38  (1) 90 91
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29  (1) 160 155
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28  (1) 275 275
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28  (1) 100 100
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31  (1) 100 102
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31  (1) 200 205
KKR
Series 29A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.855%, 1/15/32  (1) 250 250
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.619%, 7/27/31  (1) 277 276
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.199%, 7/27/31  (1) 250 249
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.684%, 10/15/32  (1) 485 484
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M TSFR + 1.332%, 6.725%, 7/15/33  (1) 465 464
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.84%, 1/25/32  (1) 500 500
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.096%, 10/18/33  (1) 250 249
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 8.016%, 10/18/33  (1) 250 250
MMAF Equipment Finance
Series 2022-B, Class A3
5.61%, 7/10/28  (1) 155 156
Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2020-1A, Class A
1.74%, 10/20/37  (1) 81 75
MVW
Series 2020-1A, Class B
2.73%, 10/20/37  (1) 106 101
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41  (1) 38 34
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 276 275
MVW
Series 2023-2A, Class A
6.18%, 11/20/40  (1) 246 251
MVW
Series 2023-2A, Class B
6.33%, 11/20/40  (1) 98 100
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M TSFR + 1.662%, 7.057%, 10/18/30  (1) 255 252
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.648%, 1/20/32  (1) 400 399
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M TSFR + 1.292%, 6.704%, 4/22/29  (1) 395 395
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 7/15/33  (1)(2) 315 315
OCP
Series 2017-13A, Class A1AR, CLO, FRN
3M TSFR + 1.222%, 6.615%, 7/15/30  (1) 243 242
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.205%, 7/15/30  (1) 315 314
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28  (1) 47 46
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28  (1) 180 177
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28  (1) 151 150
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 64 64
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29  (1) 100 102
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29  (1) 100 102
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29  (1) 100 102
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37  (1) 394 375

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39  (1) 230 221
SCF Equipment Leasing
Series 2023-1A, Class A2
6.56%, 1/22/30  (1) 100 101
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32  (1) 155 159
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36  (1) 41 41
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37  (1) 20 19
Sierra Timeshare Receivables Funding
Series 2021-2A, Class B
1.80%, 9/20/38  (1) 61 57
Sierra Timeshare Receivables Funding
Series 2021-2A, Class C
1.95%, 9/20/38  (1) 126 117
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 7.09%, 10/25/29  (1) 350 341
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 6.675%, 1/15/34  (1) 450 449
Symphony XXIII
Series 2020-23A, Class BR, CLO, FRN
3M TSFR + 1.862%, 7.255%, 1/15/34  (1) 250 248
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 6.757%, 4/20/33  (1) 250 249
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31  (1) 210 211
13,982
Student Loan 0.5%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59  (1) 77 73
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 57 53
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69  (1) 39 35
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69  (1) 106 96
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 49 44
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.794%, 3/22/32  233 222
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 6.21%, 3/26/68  (1) 123 121
Par/Shares $ Value
(Amounts in 000s)
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62  (1) 239 215
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54  (1) 89 81
940
Whole Business 0.2%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38  (1) 370 375
375
Total Asset-Backed Securities
(Cost $27,843) 27,601
CORPORATE BONDS 48.0%
FINANCIAL INSTITUTIONS 18.7%
Banking 12.1%
ABN AMRO Bank, VR, 6.339%, 9/18/27  (1)
(3) 200 204
Ally Financial, 3.875%, 5/21/24  395 391
American Express, 2.25%, 3/4/25  445 431
Banco Santander, 3.496%, 3/24/25  200 196
Banco Santander, VR, 5.742%, 6/30/24  (3) 400 400
Bank of America, VR, 0.976%, 4/22/25  (3) 255 251
Bank of America, VR, 1.734%, 7/22/27  (3) 190 174
Bank of America, VR, 1.843%, 2/4/25  (3) 215 214
Bank of America, VR, 3.384%, 4/2/26  (3) 265 258
Bank of America, VR, 3.841%, 4/25/25  (3) 190 189
Bank of America, VR, 5.08%, 1/20/27  (3) 200 199
Bank of Montreal, 3.70%, 6/7/25  350 343
Bank of Montreal, 5.30%, 6/5/26  220 222
Bank of Montreal, 5.92%, 9/25/25  325 330
Bank of Montreal, Series H, 4.25%, 9/14/24  390 387
Bank of New York Mellon, VR, 4.414%,
7/24/26  (3) 225 223
Bank of New York Mellon, VR, 4.947%,
4/26/27  (3) 255 255
Bank of New York Mellon, VR, 5.148%,
5/22/26  (3) 250 250
Banque Federative du Credit Mutuel,
0.65%, 2/27/24  (1) 235 233
Banque Federative du Credit Mutuel,
0.998%, 2/4/25  (1) 280 267
Banque Federative du Credit Mutuel,
4.935%, 1/26/26  (1) 200 199
Barclays, VR, 5.304%, 8/9/26  (3) 200 199
Barclays, VR, 7.325%, 11/2/26  (3) 205 212
CaixaBank, VR, 6.208%, 1/18/29  (1)(3) 270 275
CaixaBank, VR, 6.684%, 9/13/27  (1)(3) 290 297
Capital One Financial, 4.25%, 4/30/25  (4) 60 59
Capital One Financial, VR, 2.636%,
3/3/26  (3) 265 254
Capital One Financial, VR, 4.985%,
7/24/26  (3) 205 203
Capital One Financial, VR, 6.312%,
6/8/29  (3) 120 123

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Capital One Financial, VR, 7.149%,
10/29/27  (3) 115 119
Citigroup, 4.40%, 6/10/25  230 227
Citigroup, VR, 0.981%, 5/1/25  (3) 200 197
Citigroup, VR, 3.106%, 4/8/26  (3) 240 234
Citigroup, VR, 4.14%, 5/24/25  (3) 255 254
Credicorp, 2.75%, 6/17/25  (1) 200 191
Danske Bank, 5.375%, 1/12/24  (1) 350 350
Danske Bank, VR, 3.773%, 3/28/25  (1)(3) 200 198
Danske Bank, VR, 6.259%, 9/22/26  (1)(3) 200 203
Discover Bank, 2.45%, 9/12/24  270 263
Fifth Third Bancorp, VR, 6.339%,
7/27/29  (3) 95 99
Fifth Third Bank, 2.25%, 2/1/27  250 230
Fifth Third Bank, VR, 5.852%, 10/27/25  (3) 335 334
Goldman Sachs Group, 3.50%, 4/1/25  250 244
Goldman Sachs Group, FRN, SOFR +
0.486%, 5.861%, 10/21/24  325 324
Goldman Sachs Group, VR, 1.757%,
1/24/25  (3) 265 264
Goldman Sachs Group, VR, 4.482%,
8/23/28  (3) 210 206
Goldman Sachs Group, VR, 5.798%,
8/10/26  (3) 390 393
HDFC Bank, 5.686%, 3/2/26  250 253
HSBC Holdings, 4.25%, 3/14/24  200 199
HSBC Holdings, VR, 2.099%, 6/4/26  (3) 375 356
Huntington National Bank, VR, 5.699%,
11/18/25  (3) 250 247
ING Groep, VR, 6.083%, 9/11/27  (3) 200 204
JPMorgan Chase, FRN, SOFR + 0.885%,
6.26%, 4/22/27  75 75
JPMorgan Chase, VR, 0.824%, 6/1/25  (3) 225 221
JPMorgan Chase, VR, 2.083%, 4/22/26  (3) 460 441
JPMorgan Chase, VR, 4.08%, 4/26/26  (3) 440 433
Mitsubishi UFJ Financial Group, VR,
0.953%, 7/19/25  (3) 400 390
Morgan Stanley, VR, 1.164%, 10/21/25  (3) 195 188
Morgan Stanley, VR, 2.63%, 2/18/26  (3) 250 242
Morgan Stanley, VR, 3.62%, 4/17/25  (3) 220 219
Morgan Stanley, VR, 5.05%, 1/28/27  (3) 105 105
Morgan Stanley, VR, 6.138%, 10/16/26  (3) 250 255
Morgan Stanley Bank, 4.754%, 4/21/26  250 250
Northern Trust, 3.95%, 10/30/25  155 152
PNC Financial Services Group, VR, 4.758%,
1/26/27  (3) 265 262
PNC Financial Services Group, VR, 5.671%,
10/28/25  (3) 355 356
PNC Financial Services Group, VR, 5.812%,
6/12/26  (3) 100 101
Royal Bank of Canada, 4.95%, 4/25/25  445 445
Santander Holdings USA, VR, 2.49%,
1/6/28  (3) 190 174
Standard Chartered, VR, 1.822%,
11/23/25  (1)(3) 200 193
State Street, 5.272%, 8/3/26  320 324
State Street, VR, 4.857%, 1/26/26  (3) 115 115
State Street, VR, 5.104%, 5/18/26  (3) 180 181
Synchrony Financial, 4.25%, 8/15/24  485 478
Par/Shares $ Value
(Amounts in 000s)
Toronto-Dominion Bank, 0.70%, 9/10/24  350 339
Toronto-Dominion Bank, 4.285%, 9/13/24  460 456
Toronto-Dominion Bank, 5.532%, 7/17/26  270 275
Truist Financial, FRN, SOFR + 0.40%,
5.818%, 6/9/25  165 162
U.S. Bancorp, VR, 4.548%, 7/22/28  (3) 505 497
U.S. Bancorp, VR, 5.727%, 10/21/26  (3) 145 146
UBS, 0.70%, 8/9/24  (1) 205 199
UBS Group, VR, 1.494%, 8/10/27  (1)(3) 200 180
UBS Group, VR, 4.488%, 5/12/26  (1)(3) 200 197
UBS Group, VR, 4.49%, 8/5/25  (1)(3) 235 233
UBS Group, VR, 6.327%, 12/22/27  (1)(3) 200 205
Wells Fargo, VR, 2.188%, 4/30/26  (3) 205 197
Wells Fargo, VR, 3.526%, 3/24/28  (3) 170 162
Wells Fargo, VR, 3.908%, 4/25/26  (3) 280 275
Wells Fargo, VR, 4.54%, 8/15/26  (3) 275 272
Wells Fargo Bank, 5.55%, 8/1/25  250 252
22,474
Brokerage Asset Managers
Exchanges 0.6%
Charles Schwab, 2.45%, 3/3/27  608 564
Charles Schwab, 3.20%, 3/2/27  135 129
LPL Holdings, 6.75%, 11/17/28  90 96
LSEGA Financing, 0.65%, 4/6/24  (1) 320 315
Nasdaq, 5.65%, 6/28/25  45 45
1,149
Finance Companies 1.5%
AerCap Ireland Capital, 1.65%, 10/29/24  167 161
AerCap Ireland Capital, 4.875%, 1/16/24  300 300
AerCap Ireland Capital, 6.10%, 1/15/27  155 158
AerCap Ireland Capital, 6.45%, 4/15/27  (1) 422 437
Avolon Holdings Funding, 2.125%,
2/21/26  (1) 200 185
Avolon Holdings Funding, 2.875%,
2/15/25  (1) 250 241
Avolon Holdings Funding, 3.95%, 7/1/24  (1) 75 74
Avolon Holdings Funding, 6.375%,
5/4/28  (1) 90 92
GATX, 3.25%, 3/30/25  25 24
GATX, 3.25%, 9/15/26  417 397
GATX, 3.85%, 3/30/27  80 77
GATX, 4.35%, 2/15/24  360 359
SMBC Aviation Capital Finance, 3.55%,
4/15/24  (1) 235 233
2,738
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24  (1) 400 390
390
Insurance 3.4%
Athene Global Funding, 1.716%, 1/7/25  (1) 435 417
Athene Global Funding, 2.514%, 3/8/24  (1) 535 531
Brighthouse Financial Global Funding,
1.00%, 4/12/24  (1) 200 197
Brighthouse Financial Global Funding,
1.55%, 5/24/26  (1) 70 64
CNO Global Funding, 1.65%, 1/6/25  (1) 240 229
CNO Global Funding, 1.75%, 10/7/26  (1) 505 459
Corebridge Financial, 3.50%, 4/4/25  205 200
Elevance Health, 5.35%, 10/15/25  85 86

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Equitable Financial Life Global Funding,
0.80%, 8/12/24  (1) 255 248
Equitable Financial Life Global Funding,
1.00%, 1/9/26  (1) 95 87
Equitable Financial Life Global Funding,
1.10%, 11/12/24  (1) 360 346
Equitable Financial Life Global Funding,
1.40%, 7/7/25  (1) 35 33
Equitable Financial Life Global Funding,
1.70%, 11/12/26  (1) 150 135
First American Financial, 4.60%, 11/15/24  450 445
Health Care Service A Mutual Legal
Reserve, 1.50%, 6/1/25  (1) 325 308
Humana, 1.35%, 2/3/27  90 81
Humana, 3.85%, 10/1/24  180 178
Humana, 4.50%, 4/1/25  145 144
Humana, 5.75%, 3/1/28  85 88
Jackson National Life Global Funding,
1.75%, 1/12/25  (1) 290 278
Marsh & McLennan, 3.75%, 3/14/26  45 44
Metropolitan Life Global Funding I, 4.05%,
8/25/25  (1) 335 330
Northwestern Mutual Global Funding,
4.35%, 9/15/27  (1) 215 212
Principal Life Global Funding II, 0.75%,
4/12/24  (1) 165 163
UnitedHealth Group, 3.70%, 5/15/27  280 273
UnitedHealth Group, 4.25%, 1/15/29  228 227
UnitedHealth Group, 5.15%, 10/15/25  245 248
UnitedHealth Group, 5.25%, 2/15/28  175 181
Willis North America, 3.60%, 5/15/24  90 89
6,321
Real Estate Investment Trusts 0.9%
Kimco Realty OP, 2.70%, 3/1/24  465 462
Public Storage Operating, 5.125%, 1/15/29  95 98
Public Storage Operating, FRN, SOFR +
0.47%, 5.846%, 4/23/24  115 115
Realty Income, 3.875%, 7/15/24  450 446
Realty Income, 5.05%, 1/13/26  65 65
WP Carey, 4.00%, 2/1/25  465 458
1,644
Total Financial Institutions 34,716
INDUSTRIAL 25.8%
Basic Industry 1.4%
ArcelorMittal, 3.60%, 7/16/24  100 99
BHP Billiton Finance USA, 5.25%, 9/8/26  440 450
Celanese U.S. Holdings, 6.05%, 3/15/25  148 149
Celulosa Arauco y Constitucion, 4.50%,
8/1/24  200 198
Ecolab, 1.65%, 2/1/27  100 92
Ecolab, 5.25%, 1/15/28  290 299
LYB International Finance III, 1.25%,
10/1/25  177 165
Nucor, 2.00%, 6/1/25  80 76
Nucor, 3.95%, 5/23/25  125 123
Nutrien, 4.90%, 3/27/28  110 111
POSCO, 4.375%, 8/4/25  450 443
Sherwin-Williams, 4.25%, 8/8/25  110 109
Par/Shares $ Value
(Amounts in 000s)
Westlake, 0.875%, 8/15/24  205 199
2,513
Capital Goods 1.1%
Amcor Flexibles North America, 4.00%,
5/17/25  210 206
Amphenol, 2.05%, 3/1/25  220 212
Amphenol, 4.75%, 3/30/26  363 363
Carrier Global, 2.242%, 2/15/25  64 62
Carrier Global, 5.80%, 11/30/25  (1) 145 147
Mohawk Industries, 5.85%, 9/18/28  150 155
Owens Corning, 3.40%, 8/15/26  35 34
Parker-Hannifin, 3.65%, 6/15/24  400 396
Regal Rexnord, 6.05%, 2/15/26  (1) 170 172
Republic Services, 2.50%, 8/15/24  220 216
Republic Services, 4.875%, 4/1/29  80 81
2,044
Communications 4.7%
American Tower, 1.60%, 4/15/26  373 345
American Tower, 2.40%, 3/15/25  170 164
American Tower, 3.55%, 7/15/27  178 171
AT&T, 4.10%, 2/15/28  95 93
Charter Communications Operating,
4.908%, 7/23/25  955 946
Charter Communications Operating, 6.15%,
11/10/26  120 122
Cox Communications, 3.15%, 8/15/24  (1) 450 442
Cox Communications, 3.50%, 8/15/27  (1) 100 95
Cox Communications, 3.85%, 2/1/25  (1) 70 69
Crown Castle, 1.05%, 7/15/26  255 230
Crown Castle, 2.90%, 3/15/27  265 248
Crown Castle, 4.45%, 2/15/26  320 315
Crown Castle, 5.00%, 1/11/28  85 85
Crown Castle, 5.60%, 6/1/29  145 148
Crown Castle Towers, 4.241%, 7/15/28  (1) 80 76
GTP Acquisition Partners I, 3.482%,
6/16/25  (1) 465 452
KT, 4.00%, 8/8/25  (1) 450 442
Meta Platforms, 4.60%, 5/15/28  185 188
NTT Finance, 4.142%, 7/26/24  (1) 200 199
NTT Finance, 4.239%, 7/25/25  (1) 200 198
Rogers Communications, 2.95%, 3/15/25  430 418
Rogers Communications, 3.20%, 3/15/27  310 296
SBA Tower Trust, 1.631%, 11/15/26  (1) 115 103
SBA Tower Trust, 1.884%, 1/15/26  (1) 85 79
SBA Tower Trust, 2.836%, 1/15/25  (1) 325 314
SBA Tower Trust, 6.599%, 1/15/28  (1) 155 159
SBA Tower Trust, Series 2014-2A, Class C,
STEP, 3.869%, 10/15/49  (1) 110 108
T-Mobile USA, 2.25%, 2/15/26  195 185
T-Mobile USA, 3.50%, 4/15/25  265 259
Take-Two Interactive Software, 3.30%,
3/28/24  9 9
Take-Two Interactive Software, 3.55%,
4/14/25  150 147
Take-Two Interactive Software, 5.00%,
3/28/26  265 266
Verizon Communications, 1.45%, 3/20/26  270 251
Verizon Communications, 2.625%, 8/15/26  395 377
Warnermedia Holdings, 3.755%, 3/15/27  700 670

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Warnermedia Holdings, 6.412%, 3/15/26  125 125
8,794
Consumer Cyclical 4.6%
7-Eleven, 0.80%, 2/10/24  (1) 135 134
Advance Auto Parts, 5.90%, 3/9/26  225 224
Aptiv, 2.396%, 2/18/25  205 198
AutoZone, 3.625%, 4/15/25  120 118
AutoZone, 6.25%, 11/1/28  175 185
Daimler Truck Finance North America,
1.625%, 12/13/24  (1) 260 250
Daimler Truck Finance North America,
5.15%, 1/16/26  (1) 150 150
Daimler Truck Finance North America,
5.20%, 1/17/25  (1) 150 150
Dollar General, 4.625%, 11/1/27  70 69
Dollar General, 5.20%, 7/5/28  166 168
Ford Motor Credit, 5.125%, 6/16/25  290 286
Ford Motor Credit, 6.798%, 11/7/28  200 209
General Motors Financial, 2.90%, 2/26/25  485 471
General Motors Financial, 5.40%, 4/6/26  135 136
Genuine Parts, 1.75%, 2/1/25  105 101
Hyundai Capital America, 0.80%, 1/8/24  (1) 160 160
Hyundai Capital America, 0.875%,
6/14/24  (1) 80 78
Hyundai Capital America, 1.00%,
9/17/24  (1) 110 106
Hyundai Capital America, 5.50%,
3/30/26  (1) 120 120
Hyundai Capital America, 5.60%,
3/30/28  (1) 160 162
Hyundai Capital America, 6.25%,
11/3/25  (1) 120 122
Hyundai Capital Services, 2.125%,
4/24/25  (1) 200 192
Lowe's, 3.35%, 4/1/27  80 77
Lowe's, 4.40%, 9/8/25  305 303
Lowe's, 4.80%, 4/1/26  175 175
Marriott International, 3.60%, 4/15/24  425 422
Marriott International, 3.75%, 3/15/25  55 54
Marriott International, 4.90%, 4/15/29  55 55
Marriott International, 5.45%, 9/15/26  90 92
Marriott International, Series EE, 5.75%,
5/1/25  55 55
Mercedes-Benz Finance North America,
4.80%, 3/30/26  (1) 190 190
Nordstrom, 2.30%, 4/8/24  35 34
O'Reilly Automotive, 5.75%, 11/20/26  185 189
Ross Stores, 0.875%, 4/15/26  290 266
Ross Stores, 4.60%, 4/15/25  810 803
Starbucks, 4.75%, 2/15/26  215 216
Stellantis Finance U.S., 1.711%, 1/29/27  (1) 200 181
Tapestry, 7.00%, 11/27/26  45 47
Tapestry, 7.05%, 11/27/25  40 41
VF, 2.40%, 4/23/25  425 405
VF, 2.80%, 4/23/27  225 206
Volkswagen Group of America Finance,
3.95%, 6/6/25  (1) 200 196
Volkswagen Group of America Finance,
5.70%, 9/12/26  (1) 240 243
Par/Shares $ Value
(Amounts in 000s)
Volkswagen Group of America Finance,
5.80%, 9/12/25  (1) 280 282
Volkswagen Group of America Finance,
6.00%, 11/16/26  (1) 200 205
8,526
Consumer Non-Cyclical 7.0%
AbbVie, 2.60%, 11/21/24  715 699
AbbVie, 2.95%, 11/21/26  510 489
AbbVie, 3.20%, 5/14/26  45 44
Amgen, 5.25%, 3/2/25  95 95
Astrazeneca Finance, 1.20%, 5/28/26  320 296
BAT International Finance, 1.668%, 3/25/26  225 209
BAT International Finance, 4.448%, 3/16/28  460 450
Becton Dickinson & Company, 3.363%,
6/6/24  336 333
Becton Dickinson & Company, 3.734%,
12/15/24  78 77
Becton Dickinson & Company, 4.693%,
2/13/28  375 376
Brunswick, 0.85%, 8/18/24  290 281
Cardinal Health, 3.079%, 6/15/24  180 178
Cardinal Health, 3.50%, 11/15/24  215 211
Coca-Cola Europacific Partners, 0.80%,
5/3/24  (1) 680 668
Coca-Cola Europacific Partners, 1.50%,
1/15/27  (1) 200 180
Constellation Brands, 3.60%, 5/9/24  225 223
CSL Finance, 3.85%, 4/27/27  (1) 90 88
CVS Health, 1.30%, 8/21/27  455 404
CVS Health, 2.875%, 6/1/26  115 110
CVS Health, 3.00%, 8/15/26  105 100
CVS Health, 5.00%, 2/20/26  255 256
HCA, 3.125%, 3/15/27  260 246
HCA, 5.375%, 2/1/25  165 165
HCA, 5.875%, 2/15/26  185 187
Imperial Brands Finance, 3.125%,
7/26/24  (1) 730 717
Imperial Brands Finance, 4.25%,
7/21/25  (1) 200 196
IQVIA, 6.25%, 2/1/29  (1) 125 130
JDE Peet's, 0.80%, 9/24/24  (1) 150 144
Kenvue, 5.35%, 3/22/26  115 117
Mars, 4.55%, 4/20/28  (1) 355 355
Mattel, 3.375%, 4/1/26  (1) 210 200
Mattel, 5.875%, 12/15/27  (1) 230 227
Mondelez International, 2.625%, 3/17/27  190 179
Mondelez International Holdings
Netherlands, 4.25%, 9/15/25  (1) 200 197
PeaceHealth Obligated Group, Series 2020,
1.375%, 11/15/25  50 46
Pfizer Investment Enterprises, 4.45%,
5/19/26  530 528
Pfizer Investment Enterprises, 4.45%,
5/19/28  275 275
Philip Morris International, 4.875%, 2/13/26  230 231
Philip Morris International, 5.00%, 11/17/25  140 141
Philip Morris International, 5.125%,
11/15/24  270 270
Revvity, 0.85%, 9/15/24  715 690

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Thermo Fisher Scientific, 4.953%, 8/10/26  425 431
Utah Acquisition, 3.95%, 6/15/26  435 420
Viatris, 1.65%, 6/22/25  380 359
Viatris, 2.30%, 6/22/27  203 184
Viterra Finance, 4.90%, 4/21/27  (1) 280 277
Zoetis, 5.40%, 11/14/25  260 262
12,941
Energy 3.0%
Canadian Natural Resources, 2.05%,
7/15/25  335 319
Cheniere Corpus Christi Holdings, 5.875%,
3/31/25  395 396
Columbia Pipelines Holding, 6.055%,
8/15/26  (1) 40 41
DCP Midstream Operating, 5.375%,
7/15/25  485 484
Enbridge, 2.15%, 2/16/24  315 313
Enbridge, 2.50%, 1/15/25  265 257
Enbridge, 2.50%, 2/14/25  150 146
Enbridge, 5.90%, 11/15/26  110 113
Enbridge, 6.00%, 11/15/28  90 94
Energy Transfer, 2.90%, 5/15/25  65 63
Energy Transfer, 4.25%, 4/1/24  15 15
Energy Transfer, 4.90%, 2/1/24  175 175
Energy Transfer, 5.875%, 1/15/24  610 610
Energy Transfer, 6.05%, 12/1/26  400 411
Gray Oak Pipeline, 2.60%, 10/15/25  (1) 105 99
ONEOK, 5.55%, 11/1/26  190 193
Ovintiv, 5.65%, 5/15/25  215 216
Pioneer Natural Resources, 5.10%, 3/29/26  238 240
Sabine Pass Liquefaction, 5.625%, 3/1/25  320 320
Sabine Pass Liquefaction, 5.75%, 5/15/24  100 100
Schlumberger Finance Canada, 1.40%,
9/17/25  80 76
TransCanada PipeLines, 6.203%, 3/9/26  415 414
Williams, 4.30%, 3/4/24  75 75
Williams, 5.40%, 3/2/26  455 460
5,630
Technology 2.8%
Analog Devices, FRN, SOFR + 0.25%,
5.686%, 10/1/24  70 70
CDW, 5.50%, 12/1/24  75 75
Fidelity National Information Services,
0.60%, 3/1/24  130 129
Fidelity National Information Services,
4.50%, 7/15/25  135 134
Fortinet, 1.00%, 3/15/26  160 146
Intuit, 5.25%, 9/15/26  915 932
Microchip Technology, 0.972%, 2/15/24  300 298
Microchip Technology, 0.983%, 9/1/24  220 213
Micron Technology, 4.185%, 2/15/27  50 49
Micron Technology, 4.975%, 2/6/26  50 50
Micron Technology, 5.375%, 4/15/28  260 265
NXP, 2.70%, 5/1/25  300 289
NXP, 3.15%, 5/1/27  20 19
NXP, 3.875%, 6/18/26  155 151
NXP, 4.40%, 6/1/27  35 34
NXP, 4.875%, 3/1/24  250 249
Oracle, 5.80%, 11/10/25  140 142
Par/Shares $ Value
(Amounts in 000s)
Qorvo, 1.75%, 12/15/24  125 120
Roper Technologies, 2.35%, 9/15/24  90 88
S&P Global, 2.45%, 3/1/27  510 482
Western Digital, 4.75%, 2/15/26  475 465
Western Union, 2.85%, 1/10/25  666 647
Workday, 3.50%, 4/1/27  120 116
5,163
Transportation 1.2%
American Airlines PTT, Series 2017-2, Class
B, 3.70%, 10/15/25  246 231
Canadian Pacific Railway, 1.35%, 12/2/24  315 303
Canadian Pacific Railway, 1.75%, 12/2/26  135 124
ERAC USA Finance, 4.60%, 5/1/28  (1) 345 342
HPHT Finance, 2.875%, 11/5/24  600 587
Penske Truck Leasing, 2.70%, 11/1/24  (1) 120 117
Penske Truck Leasing, 3.45%, 7/1/24  (1) 172 170
Penske Truck Leasing, 3.95%, 3/10/25  (1) 180 177
Penske Truck Leasing, 5.75%, 5/24/26  (1) 230 232
2,283
Total Industrial 47,894
UTILITY 3.5%
Electric 2.8%
AES, 3.30%, 7/15/25  (1) 190 183
American Electric Power, 5.20%, 1/15/29  325 329
Constellation Energy Generation, 5.60%,
3/1/28  145 149
DTE Energy, STEP, 4.22%, 11/1/24  240 238
Enel Finance International, 1.375%,
7/12/26  (1) 265 241
Enel Finance International, 2.65%,
9/10/24  (1) 405 395
Enel Finance International, 6.80%,
10/14/25  (1) 200 205
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 285
NextEra Energy Capital Holdings, 4.45%,
6/20/25  230 228
NextEra Energy Capital Holdings, 5.749%,
9/1/25  130 131
NextEra Energy Capital Holdings, 6.051%,
3/1/25  115 116
NRG Energy, 3.75%, 6/15/24  (1) 155 153
Pacific Gas & Electric, 3.50%, 6/15/25  220 213
Southern, STEP, 4.475%, 8/1/24  920 912
Vistra Operations, 3.55%, 7/15/24  (1) 1,150 1,133
Vistra Operations, 5.125%, 5/13/25  (1) 285 282
5,193
Natural Gas 0.7%
APA Infrastructure, 4.20%, 3/23/25  (1) 625 616
NiSource, 5.25%, 3/30/28  60 61
Sempra, 3.30%, 4/1/25  175 171
Sempra, 5.40%, 8/1/26  125 126
Southern California Gas, 2.95%, 4/15/27  185 176
1,150
Total Utility 6,343
Total Corporate Bonds
(Cost $90,004) 88,953

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.9%
Owned No Guarantee 1.9%
Bank Mandiri Persero, 5.50%, 4/4/26  260 261
DAE Funding, 1.55%, 8/1/24  (1) 200 195
Israel Electric, Series 6, 5.00%, 11/12/24  450 443
Korea Electric Power, 5.375%, 7/31/26  (1) 450 455
Korea Housing Finance, 4.625%,
2/24/28  (1) 440 440
Korea Hydro & Nuclear Power, 4.25%,
7/27/27  (1) 490 483
NBN, 1.45%, 5/5/26  (1) 405 374
Pelabuhan Indonesia Persero, 4.875%,
10/1/24  450 447
QNB Finance, 2.625%, 5/12/25  450 433
Total Foreign Government Obligations &
Municipalities
(Cost $3,566) 3,531
MUNICIPAL SECURITIES 0.1%
California 0.1%
Golden State Tobacco Securitization,
Series A-1, 1.711%, 6/1/24  200 197
Total Municipal Securities
(Cost $200) 197
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.9%
Collateralized Mortgage
Obligations 4.8%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65  (1) 22 21
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66  (1) 111 94
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66  (1) 32 27
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 98 83
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66  (1) 78 65
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66  (1) 102 81
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66  (1) 96 76
Bayview MSR Opportunity Master Fund
Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51  (1) 186 162
Par/Shares $ Value
(Amounts in 000s)
Bayview MSR Opportunity Master Fund
Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51  (1) 139 121
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56  (1) 251 217
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56  (1) 79 68
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60  (1) 120 107
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50  (1) 74 61
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51  (1) 91 79
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 53 45
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66  (1) 100 81
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.652%, 1/25/30  5 5
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 6.337%, 12/25/41  (1) 192 192
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65  (1) 24 22
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66  (1) 49 42
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59  (1) 17 16
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66  (1) 29 24
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66  (1) 29 24
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66  (1) 208 166
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66  (1) 61 48
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50  (1) 132 123
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51  (1) 186 162
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.646%, 12/25/46  (1) 50 48

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.866%, 5/25/47  (1) 29 27
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 38 35
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59  (1) 13 12
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59  (1) 20 18
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59  (1) 230 214
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60  (1) 380 295
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
4.459%, 7/25/44  (1) 3 3
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52  (1) 203 176
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52  (1) 411 355
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56  (1) 100 79
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67  (1) 334 326
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50  (1) 92 82
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56  (1) 43 40
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64  (1) 49 42
Morgan Stanley Residential Mortgage Loan
Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68  (1) 98 100
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51  (1) 124 108
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51  (1) 360 315
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56  (1) 91 74
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 6.444%, 6/25/59  (1) 18 18
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 6.42%, 2/25/60  (1) 32 29
Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60  (1) 95 80
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60  (1) 25 21
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49  (1) 54 48
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63  (1) 97 100
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51  (1) 191 166
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48  (1) 27 25
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 4 4
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65  (1) 38 33
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62  (1) 128 115
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49  (1) 231 222
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65  (1) 87 79
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56  (1) 247 206
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.987%, 1/25/34  (1) 69 69
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 7.137%, 11/25/41  (1) 90 89
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.287%, 6/25/42  (1) 235 241
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.187%, 11/25/43  (1) 99 100
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56  (1) 56 48
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62  (1) 385 360
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51  (1) 64 55
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52  (1) 397 343

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
4.00%, 11/25/59  (1) 162 156
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59  (1) 140 136
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60  (1) 209 199
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65  (1) 26 24
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66  (1) 35 30
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66  (1) 47 40
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66  (1) 33 29
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66  (1) 64 55
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66  (1) 86 71
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66  (1) 330 287
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63  (1) 20 19
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64  (1) 69 60
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67  (1) 288 250
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68  (1) 122 123
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68  (1) 100 101
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68  (1) 105 106
Wells Fargo Mortgage Backed Securities
Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50  (1) 229 202
8,900
Commercial Mortgage-Backed
Securities 3.9%
BAMLL Commercial Mortgage Securities
Trust
Series 2021-JACX, Class C, ARM
1M TSFR + 2.114%, 7.476%, 9/15/38  (1) 190 162
Par/Shares $ Value
(Amounts in 000s)
BCP Trust
Series 2021-330N, Class A, ARM
1M TSFR + 0.913%, 6.275%, 6/15/38  (1) 120 108
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.816%, 10/15/34  (1) 510 507
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 6.626%, 9/15/38  (1) 200 191
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M TSFR + 2.014%, 7.376%, 8/15/38  (1) 166 123
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M TSFR + 1.046%, 6.408%, 4/15/34  (1) 100 99
BX Commercial Mortgage Trust
Series 2019-IMC, Class B, ARM
1M TSFR + 1.346%, 6.708%, 4/15/34  (1) 170 169
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M TSFR + 1.034%, 6.396%, 10/15/36  (1) 45 45
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 6.352%, 1/17/39  (1) 190 186
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.503%, 6/15/27  (1) 260 260
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.122%, 10/15/36  (1) 145 140
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35  (1) 205 189
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35  (1) 150 137
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.772%, 11/15/37  (1) 256 253
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  210 203
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.629%, 8/10/47  (1) 250 213
Commercial Mortgage Trust
Series 2014-UBS2, Class A5
3.961%, 3/10/47  112 111
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  440 416
Commercial Mortgage Trust
Series 2015-CR22, Class B, ARM
3.926%, 3/10/48  100 93
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29  (1) 100 89
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
3.935%, 10/10/29  (1) 100 85

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37  (1) 110 102
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M TSFR + 1.814%, 7.176%, 7/15/38  (1) 182 179
Federal Home Loan Mortgage Multifamily
Structured PTC
Series K753, Class A1
4.60%, 6/25/30  159 160
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A
3.144%, 12/10/36  (1) 200 194
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.71%, 12/15/36  (1) 399 397
Great Wolf Trust
Series 2019-WOLF, Class B, ARM
1M TSFR + 1.448%, 7.01%, 12/15/36  (1) 45 45
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 7.309%, 12/15/36  (1) 390 387
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M TSFR + 1.714%, 7.076%, 5/15/26  (1) 160 124
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 7.576%, 9/15/29  (1) 355 272
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 7.496%, 10/15/33  (1) 255 228
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.534%, 7.896%, 10/15/33  (1) 210 173
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 7.226%, 8/15/38  (1) 243 226
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50  (1) 145 128
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32  (1) 340 279
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M TSFR + 1.914%, 7.276%, 12/15/36  (1) 130 46
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 6.426%, 3/15/36  (1) 315 294
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.576%, 3/15/36  (1) 170 156
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  42 40
Par/Shares $ Value
(Amounts in 000s)
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  27 27
7,236
Residential Mortgage 0.2%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32  (1) 214 210
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55  (1) 108 101
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56  (1) 10 10
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58  (1) 50 49
370
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $18,306) 16,506
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.0%
U.S. Government Agency
Obligations 3.7%
Federal Home Loan Mortgage
3.50%, 3/1/46  84 79
5.00%, 7/1/25  — —
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  57 60
7.00%, 3/1/39  48 50
7.50%, 6/1/38  44 46
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 5.221%, 1/1/36  4 5
1Y CMT + 2.25%, 6.34%, 10/1/36  1 1
RFUCCT1Y + 1.625%, 4.849%, 4/1/37  5 5
RFUCCT1Y + 1.625%, 5.26%, 6/1/38  10 10
RFUCCT1Y + 1.726%, 5.965%, 7/1/35  2 2
RFUCCT1Y + 1.733%, 5.592%, 10/1/36  5 5
RFUCCT1Y + 1.74%, 5.058%, 5/1/38  5 5
RFUCCT1Y + 1.75%, 4.125%, 2/1/35  1 1
RFUCCT1Y + 1.775%, 5.232%, 5/1/37  2 2
RFUCCT1Y + 1.842%, 4.824%, 1/1/37  2 2
RFUCCT1Y + 1.917%, 4.292%, 2/1/37  1 1
RFUCCT1Y + 2.03%, 6.276%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 4.582%, 2/1/38  7 7
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  28 27
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  194 170
2.50%, 1/1/52 - 4/1/52  301 258
3.00%, 11/1/34  134 127
4.00%, 12/1/49  32 30
4.50%, 9/1/37 - 5/1/50  253 252
5.50%, 8/1/53  255 256
6.00%, 2/1/53  135 140

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 3.59%, 12/1/35  2 2
RFUCCT1Y + 1.553%, 5.242%, 7/1/35  1 1
RFUCCT1Y + 1.584%, 5.33%, 12/1/35  5 5
RFUCCT1Y + 1.593%, 5.093%, 7/1/36  4 4
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 4.145%, 12/1/35  1 —
RFUCCT1Y + 1.78%, 6.03%, 1/1/34  5 5
RFUCCT1Y + 1.788%, 4.538%, 5/1/38  2 2
RFUCCT1Y + 1.83%, 5.081%, 4/1/38  12 12
RFUCCT1Y + 1.853%, 6.103%, 8/1/38  6 6
RFUCCT1Y + 1.892%, 4.779%, 12/1/35  2 1
RFUCCT1Y + 1.922%, 5.20%, 5/1/38  6 6
RFUCCT1Y + 2.04%, 6.29%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  103 85
2.50%, 1/1/52  188 161
3.00%, 1/1/27 - 6/1/52  405 362
3.50%, 3/1/28 - 1/1/52  115 107
4.00%, 11/1/49 - 9/1/52  630 597
4.50%, 12/1/40 - 8/1/52  1,032 1,008
5.00%, 9/1/25 - 9/1/53  418 417
5.50%, 10/1/24 - 10/1/53  374 381
6.00%, 3/1/34 - 8/1/53  1,750 1,790
6.50%, 7/1/32 - 12/1/32  41 42
UMBS, TBA, 6.00%, 1/1/54  (5) 275 279
6,820
U.S. Government Obligations 1.3%
Government National Mortgage Assn.
2.00%, 3/20/52  20 17
3.00%, 9/20/47  648 594
3.50%, 7/20/52  774 720
4.00%, 10/20/50 - 10/20/52  195 186
4.50%, 10/20/52  600 586
5.00%, 12/20/34 - 11/20/47  224 227
5.50%, 3/20/48 - 3/20/49  35 36
Government National Mortgage Assn., TBA,
6.50%, 1/20/54  (5) 140 143
2,509
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $9,538) 9,329
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 19.1%
Government Sponsored 0.3%
Federal Home Loan Banks, 5.00%, 2/28/25  630 632
632
U.S. Treasury Obligations 18.8%
U.S. Treasury Notes, 4.00%, 12/15/25  1,525 1,517
U.S. Treasury Notes, 4.25%, 5/31/25  335 334
U.S. Treasury Notes, 4.50%, 11/15/25  7,920 7,947
U.S. Treasury Notes, 4.625%, 11/15/26  910 925
U.S. Treasury Notes, 4.875%, 11/30/25  920 929
U.S. Treasury Notes, 5.00%, 8/31/25  7,340 7,409
U.S. Treasury Notes, 5.00%, 9/30/25  6,510 6,577
Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 5.00%, 10/31/25  (6) 9,060 9,165
34,803
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $35,138) 35,435
SHORT-TERM INVESTMENTS 2.4%
Commercial Paper 0.6%
4(2) 0.6%(7)
Harley-Davidson Financial Services,
6.116%, 1/5/24  490 489
Western Midstream Operating, 6.303%,
1/26/24  495 493
982
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund,
5.42%  (8)(9) 3,381 3,381
3,381
Total Short-Term Investments
(Cost $4,364) 4,363
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund,
5.42%  (8)(9) 55 55
Total Investments in a Pooled Account
through Securities Lending Program with
State Street Bank and Trust Company 55
Total Securities Lending Collateral
(Cost $55) 55
Total Investments in Securities
100.3% of Net Assets
(Cost $189,014) $ 185,970

T. ROWE PRICE Limited-Term Bond Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $60,627 and represents
32.7% of net assets.
(2) All or a portion of this loan is unsettled as of December 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(4) See Note 4 . All or a portion of this security is on loan at December 31, 2023.
(5) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $422 and represents
0.2% of net assets.
(6) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $982 and represents 0.6% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTT Pass-Through Trust
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 417 (3) (2) (1)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,250 (11) (8) (3)
Citibank, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 596 (5) (3) (2)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,220 (11) (8) (3)
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.AAA-S13, 50 Year
Index), Pay 0.50% Monthly, Receive upon credit default, 12/16/72 2,267 15 62 (47)
Total Bilateral Credit Default Swaps, Protection Bought 41 (56)
Total Bilateral Swaps 41 (56)

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 8 U.S. Treasury Notes five year contracts 3/24 (870) $ (22)
Short, 33 U.S. Treasury Notes ten year contracts 3/24 (3,725) (118)
Long, 222 U.S. Treasury Notes two year contracts 3/24 45,713 417
Short, 7 Ultra U.S. Treasury Bonds contracts 3/24 (935) (91)
Short, 35 Ultra U.S. Treasury Notes ten year contracts 3/24 (4,131) (179)
Net payments (receipts) of variation margin to date 27
Variation margin receivable (payable) on open futures contracts $ 34

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 137++
Totals $ —# $ — $ 137+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government Reserve Fund, 5.42% $ 1,885  ¤   ¤ $ 3,436
Total $ 3,436^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $137 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,436.

T. ROWE PRICE Limited-Term Bond Portfolio
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $189,014) $ 185,970
Interest receivable 1,554
Bilateral swap premiums paid 62
Variation margin receivable on futures contracts 34
Cash 6
Receivable for shares sold 6
Receivable for investment securities sold 1
Other assets 20
Total assets 187,653
Liabilities
Payable for investment securities purchased 1,668
Payable for shares redeemed 232
Investment management and administrative fees payable 114
Unrealized loss on bilateral swaps 56
Obligation to return securities lending collateral 55
Bilateral swap premiums received 21
Other liabilities 4
Total liabilities 2,150
NET ASSETS $ 185,503
Net Assets Consist of:
Total distributable earnings (loss) $ (8,988)
Paid-in capital applicable to 39,815,001 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 194,491
NET ASSETS $ 185,503
NET ASSET VALUE PER SHARE
Limited-Term Bond Portfolio Class
(Net assets: $168,464; Shares outstanding: 36,143,097) $ 4.66
Limited-Term Bond Portfolio-II Class
(Net assets: $17,039; Shares outstanding: 3,671,904) $ 4.64

T. ROWE PRICE Limited-Term Bond Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
    Interest $ 6,702
Dividend 137
Securities lending 2
Total income 6,841
Expenses
Investment management and administrative expense 1,255
Rule 12b-1 fees - Limited-Term Bond Portfolio-II Class 41
Waived / paid by Price Associates (358)
Net expenses 938
Net investment income 5,903
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (2,274)
Futures (446)
Swaps (34)
Options written 9
Net realized loss (2,745)
Change in net unrealized gain / loss
Securities 5,758
Futures (36)
Swaps (63)
Change in net unrealized gain / loss 5,659
Net realized and unrealized gain / loss 2,914
INCREASE IN NET ASSETS FROM OPERATIONS
$ 8,817

T. ROWE PRICE Limited-Term Bond Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,903 $ 3,444
Net realized loss (2,745) (3,103)
Change in net unrealized gain / loss 5,659 (9,031)
Increase (decrease) in net assets from operations 8,817 (8,690)
Distributions to shareholders
Net earnings
Limited-Term Bond Portfolio Class (5,399) (3,413)
Limited-Term Bond Portfolio-II Class (510) (328)
Decrease in net assets from distributions (5,909) (3,741)
Capital share transactions
*
Shares sold
Limited-Term Bond Portfolio Class 32,342 59,524
Limited-Term Bond Portfolio-II Class 3,881 7,474
Distributions reinvested
Limited-Term Bond Portfolio Class 5,392 3,428
Limited-Term Bond Portfolio-II Class 509 329
Shares redeemed
Limited-Term Bond Portfolio Class (32,943) (61,847)
Limited-Term Bond Portfolio-II Class (4,846) (8,169)
Increase in net assets from capital share transactions 4,335 739
Net Assets
Increase (decrease) during period 7,243 (11,692)
Beginning of period 178,260 189,952
End of period $ 185,503 $ 178,260
*Share information (000s)
Shares sold
Limited-Term Bond Portfolio Class 7,030 12,646
Limited-Term Bond Portfolio-II Class 848 1,605
Distributions reinvested
Limited-Term Bond Portfolio Class 1,170 735
Limited-Term Bond Portfolio-II Class 111 71
Shares redeemed
Limited-Term Bond Portfolio Class (7,159) (13,157)
Limited-Term Bond Portfolio-II Class (1,056) (1,751)
Increase in shares outstanding 944 149

T. ROWE PRICE Limited-Term Bond Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Limited-Term Bond Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Limited-Term Bond Portfolio (Limited-Term Bond Portfolio Class) and
the Limited-Term Bond Portfolio–II (Limited-Term Bond Portfolio–II Class). Limited-Term Bond Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. Limited-Term Bond Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic
848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021
which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued
ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Limited-Term Bond Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Limited-Term Bond Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 181,552 $ — $ 181,552
Short-Term Investments 3,381 982 — 4,363
Securities Lending Collateral 55 — — 55
Total Securities 3,436 182,534 — 185,970
Swaps — 15 — 15
Futures Contracts* 417 — — 417
Total $ 3,853 $ 182,549 $ — $ 186,402
Liabilities
Swaps $ — $ 30 $ — $ 30
Futures Contracts* 410 — — 410
Total $ 410 $ 30 $ — $ 440
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Limited-Term Bond Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
ass
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 417
Credit derivatives Bilateral Swaps and Premiums 15
*
Total $ 432
*
Liabilities
Interest rate derivatives Futures $ 410
Credit derivatives Bilateral Swaps and Premiums 30
Total $ 440
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 9 $ (446) $ — $ (437)
Credit derivatives — — (34) (34)
Total $ 9 $ (446) $ (34) $ (471)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ (36) $ — $ (36)
Credit derivatives — — (63) (63)
Total $ — $ (36) $ (63) $ (99)

T. ROWE PRICE Limited-Term Bond Portfolio

and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of
December 31, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of December 31, 2023, securities valued at $279,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 23% and 30% of net assets.
Options   The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool;
or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option)
or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but

T. ROWE PRICE Limited-Term Bond Portfolio

not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and interest rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 6% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Limited-Term Bond Portfolio

Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-announced (TBA)
purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-
backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted
“good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions.
Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively,
MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2023, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was $54,000; the value of cash collateral and related investments was $55,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $49,084,000 and $51,449,000, respectively, for the year ended December 31, 2023. Purchases and sales of U.S. government securities aggregated $79,993,000 and $76,714,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but

T. ROWE PRICE Limited-Term Bond Portfolio

which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 0.70% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective
July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains, if any) $ 5,909 $ 3,524
Long-term capital gain — 217
Total distributions $ 5,909 $ 3,741
($000s)
Cost of investments $ 189,055
Unrealized appreciation $ 1,037
Unrealized depreciation (4,081)
Net unrealized appreciation (depreciation) $ (3,044)
($000s)
Undistributed ordinary income $ 82
Net unrealized appreciation (depreciation) (3,044)
Loss carryforwards and deferrals (6,026)
Total distributable earnings (loss) $ (8,988)

T. ROWE PRICE Limited-Term Bond Portfolio

to limit the fund’s management fee to 0.50% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $358,000 and allocated ratably in the amounts of $325,000 and $33,000 for the Limited-Term Bond Portfolio Class and Limited-Term Bond Portfolio-II Class, respectively, for the year ended December 31, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Limited-Term Bond Portfolio

NOTE 8 - SUBSEQUENT EVENT
At a meeting held on October 23, 2023, the Board approved an amendment to the fund’s investment management agreement to change the fund’s all-inclusive fee structure to one where the management fee covers only investment management and other specified services, but operating expenses (including payments for administrative services) are borne by the fund, effective May 1, 2024.
In addition, effective May 1, 2024, the Board approved implementing an indefinite contractual total expense limitation at the level of the fund’s current all-inclusive fee rate (including any management fee waivers), excluding interest, taxes, brokerage and other transaction costs, and nonrecurring and extraordinary expenses (expenses currently excluded from the fund’s all-inclusive fee rate).

T. ROWE PRICE Limited-Term Bond Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Fixed Income Series, Inc. and Shareholders of T. Rowe Price Limited-Term Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Limited-
Term Bond Portfolio (constituting T. Rowe Price Fixed Income Series, Inc., referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Limited-Term Bond Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $5,212,000 of the fund’s income qualifies as a
Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Limited-Term Bond Portfolio

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Limited-Term Bond Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Limited-Term Bond Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2013 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

T. ROWE PRICE Limited-Term Bond Portfolio

INTERESTED  DIRECTORS
(a)
OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Fixed Income Series  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak Sheldon Chan (1981)
Vice President
Vice President, Price International and T. Rowe Price Group, Inc.
Jason T. Collins, CFA (1971)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Jean-Marc Corredor (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
Price Investment Management, T. Rowe Price Services, Inc., and T. Rowe
Price Trust Company
Levent Demirekler, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Steven M. Kohlenstein, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

T. ROWE PRICE Limited-Term Bond Portfolio

Name (Year of Birth)
Position Held With Fixed Income Series  Principal Occupation(s)
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment Management, T. Rowe Price
Investment Services, Inc., and T. Rowe Price Trust Company
Cheryl A. Mickel, CFA (1967)
President
Director and Vice President, T. Rowe Price Trust Company; Vice President,
T. Rowe Price and T. Rowe Price Group, Inc.
Alexander S. Obaza (1981)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Michael F. Reinartz, CFA (1973)
President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Michael K. Sewell (1982)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281843 E303-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$33,158	$30,858
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

 (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

 (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2024